FAIR VALUES (Tables)	12 Months Ended
Dec. 31, 2021
FAIR VALUES
Summary of fair values of financial assets and financial liabilities

Financial Instruments as of 12/31/2021	FV level 1	FV level 2	FV level 3	Total
Assets
- Cash and due from banks	—	—	—	—
- Debt securities at fair value through profit or loss	19,446,167	311,518	—	19,757,685
- Derivatives	221,858	—	—	221,858
- Other financial assets	12,378,608	—	—	12,378,608
- Other debt securities	13,405,096	57,288,562	—	70,693,658
- Financial assets pledged as collateral	8,085,145	—	—	8,085,145
- Investments in Equity Instruments	157,013	—	107,267	264,280
Total Assets	53,693,887	57,600,080	107,267	111,401,234
Liabilities
- Liabilities at fair value through profit or loss	2,053,216	—	—	2,053,216
- Derivatives	—	—	—	—
- Other financial liabilities	23,010,832	—	—	23,010,832
Total Liabilities	25,064,048	—	—	25,064,048

Financial Instruments as of 12/31/2020	FV level 1	FV level 2	FV level 3	Total
Assets
- Cash and due from banks	—	—	—	—
- Debt securities at fair value through profit or loss	14,539,804	361,008	—	14,900,812
- Derivatives	217,271	—	—	217,271
- Other financial assets	5,143,926	—	—	5,143,926
- Other debt securities	9,589,618	42,537,745	—	52,127,363
- Financial assets pledged as collateral	7,075,371	—	—	7,075,371
- Investments in Equity Instruments	131,517	—	44,070	175,587
Total Assets	36,697,507	42,898,753	44,070	79,640,330
Liabilities
- Liabilities at fair value through profit or loss	3,021,859	—	—	3,021,859
- Derivatives	3,011	—	—	3,011
- Other financial liabilities	11,058,933	—	—	11,058,933
Total Liabilities	14,083,803	—	—	14,083,803

Summary of reconciliation of the financial instruments

FV level 3	12/31/2020	Transfers	Additions	Disposals	P/L	12/31/2021
Assets
- Investments in equity instruments	44,070	—	—	—	63,197	107,267

Summary of difference between carrying amount and fair value of assets and liabilities

Other Financial Instruments as of 12/31/2021	Book value	Fair value	FV Level 1	FV Level 2	FV Level 3
Financial Assets
- Cash and due from Banks	32,574,118	32,574,118	32,574,118	—	—
- Other financial assets	1,544,353	1,544,353	1,544,353	—	—
- Loans and other financing	155,474,329	168,830,874	—	—	168,830,874
- Reverse Repo transactions	42,849,578	42,849,578	42,849,578	—	—
- Other Debt Securities	8,236,582	8,236,582	8,236,582	—	—
- Financial assets Pledged as collateral	454,789	454,789	454,789	—	—
	241,133,749	254,490,294	85,659,420	—	168,830,874
Financial Liabilities
- Deposits	288,458,097	289,841,919	—	—	289,841,919
- Other financial liabilities	769,410	769,410	769,410	—	—
- Financing received from the Central Bank and other financial institutions	6,252,548	6,619,853	—	—	6,619,853
- Unsubordinated Debt securities	1,059,240	1,059,240	1,059,240	—	—
- Subordinated Debt securities	—	—	—	—	—
	296,539,295	298,290,422	1,828,650	—	296,461,772

Other Financial Instruments as of 12/31/2020	Book value	Fair value	FV Level 1	FV Level 2	FV Level 3
Financial Assets
- Cash and due from Banks	55,357,647	55,357,646	55,357,646	—	—
- Other financial assets	1,324,257	1,324,256	1,324,256	—	—
- Loans and other financing	159,085,216	169,661,913	—	—	169,661,913
- Reverse Repo transactions	33,742,603	33,742,602	33,742,602	—	—
- Other Debt Securities	9,547,351	9,547,352	9,547,352	—	—
- Financial assets Pledged as collateral	328,218	328,218	328,218	—	—
	259,385,292	269,961,987	100,300,074	—	169,661,913
Financial Liabilities
- Deposits	269,644,541	270,669,910	—	—	270,669,910
- Other financial liabilities	305,295	305,295	305,295	—	—
- Financing received from the Central Bank and other financial institutions	8,833,545	8,464,650	—	—	8,464,650
- Unsubordinated Debt securities	6,379,922	6,379,922	6,379,922	—	—
- Subordinated Debt securities	1,721,443	1,799,667	1,799,667	—	—
	286,884,746	287,619,444	8,484,884	—	279,134,560

Summary of equity instruments measured at fair value with changes in profit or loss

	12/31/2021	12/31/2020
Grupo Financiero Galicia S.A.	16,273	113,027
Pampa Holding S.A	24,701	12,507
Loma Negra S.A.	16,086	4,798
YPF SA	9,628	269
Ternium Argentina S.A.	33,451	80
Aluar S.A	18,141	78
Transener S.A.	7,290	12
Others	31,443	746
Total	157,013	131,517

Summary of equity instruments measured at fair value with changes in other comprehensive income

	FV at	Income		FV at
Detail	12/31/2020	through OCI	Additions	12/31/2021
Mercado Abierto Electrónico S.A.	6,958	38,788	-	45,746
Seguro de Depósitos S.A	2,436	4,598	-	7,034
Compensador Electrónica S.A.	1,387	9,944	-	11,331
Provincanje S.A.	411	4,018	-	4,429
Cuyo Aval Sociedad de Garantía Recíproca	2,168	(774)	-	1,394
Argencontrol S.A.	189	(32)	-	157
Los Grobo Sociedad de Garantía Recíproca	110	(109)	-	1
IEBA S.A.	92	(31)	-	61
Play Digital S.A.	30,119	(52,392)	59,230	36,957
Otras Sociedades de Garantía Recíproca	200	(43)	—	157
Total	44,070	3,967	59,230	107,267

	FV at	Income		FV at
Detail	12/31/2019	through OCI	Additions	12/31/2020
Mercado Abierto Electrónico S.A.	9,473	(2,515)	—	6,958
Seguro de Depósitos S.A	3,316	(880)	—	2,436
Compensador Electrónica S.A.	1,888	(501)	—	1,387
Provincanje S.A.	562	(151)	—	411
Cuyo Aval Sociedad de Garantía Recíproca	2,156	12	—	2,168
Argencontrol S.A.	257	(68)	—	189
Los Grobo Sociedad de Garantía Recíproca	143	(33)	—	110
IEBA S.A.	125	(33)	—	92
Play Digital S.A.	—	(37,869)	67,988	30,119
Otras Sociedades de Garantía Recíproca	129	71	—	200
Total	18,049	(41,967)	67,988	44,070